DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Feb. 29, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Self-insurance Liabilities
Changes in self-insurance liabilities consisted of the following (in millions):

	February 29, 2020	February 23, 2019
Beginning balance	$1,146.3	$1,217.7
Expense	323.4	323.5
Claim payments	(295.6)	(279.3)
Other reductions (1)	(26.7)	(115.6)

Ending balance	1,147.4	1,146.3
Less current portion	(308.9)	(306.8)

Long-term portion	$838.5	$839.5

(1)	Primarily reflects actuarial adjustments for claims experience and systematic adjustments to the fair value of assumed self-insurance liabilities from acquisitions.

Sales Revenue by Type of Similar Products
The following table represents sales revenue by type of similar product (in millions):

	Fiscal 2019		Fiscal 2018		Fiscal 2017
	Amount (1)	% of Total	Amount (1)	% of Total	Amount (1)	% of Total
Non-perishables (2)	$27,165.3	43.5%	$26,371.8	43.6%	$26,522.0	44.3%
Perishables (3)	25,681.8	41.1%	24,920.9	41.2%	24,583.7	41.0%
Pharmacy	5,236.8	8.4%	4,986.6	8.2%	5,002.6	8.3%
Fuel	3,430.4	5.5%	3,455.9	5.7%	3,104.6	5.2%
Other (4)	940.8	1.5%	799.3	1.3%	711.7	1.2%

Total (5)	$62,455.1	100.0%	$60,534.5	100.0%	$59,924.6	100.0%

(1)	eCommerce related sales are included in the categories to which the revenue pertains.

(2)	Consists primarily of general merchandise, grocery and frozen foods.

(3)	Consists primarily of produce, dairy, meat, deli, floral and seafood.

(4)	Consists primarily of wholesale revenue to third parties, commissions and other miscellaneous revenue.

(5)	Fiscal 2019 includes approximately $1.1 billion of incremental Net sales and other revenue due to the additional 53rd week.